Retirement Benefits - Net Periodic Pension Expense for Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net periodic pension expense for defined benefit pension plans
Loss on settlement			$ 239,896
Defined Benefit Pension Plans
Net periodic pension expense for defined benefit pension plans
Service cost	$ 18,780	$ 19,507
Interest cost	22,525	26,435
Defined Benefit Pension Plans | U.S.
Net periodic pension expense for defined benefit pension plans
Service cost			6,800
Interest cost			16,116
Expected return on assets			(19,711)
Amortization of prior service credit			867
Recognized net actuarial loss			9,714
Loss on settlement			250,946
Net periodic pension expense			264,732
Defined Benefit Pension Plans | Non-U.S.
Net periodic pension expense for defined benefit pension plans
Service cost	18,780	19,507	20,517
Interest cost	22,525	26,435	26,511
Expected return on assets	(40,272)	(39,535)	(49,066)
Amortization of prior service credit	(828)	(813)	(814)
Recognized net actuarial loss	7,890	8,819	7,681
Loss on settlement	184	396	390
Net periodic pension expense	$ 8,279	$ 14,809	$ 5,219